Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	137,320,690	137,320,690
Common stock, shares outstanding	103,239,099	103,239,099
Treasury stock, shares	34,081,591	34,081,591